UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21162

Name of Fund: Merrill Lynch Core Principal Protected Fund of Merrill Lynch
      Principal Protected Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments

Merrill Lynch Core Principal Protected Fund

Schedule of Investments as of July 31, 2005

---------------------------------------------------------------------------------------------------------------------------
                         Beneficial
                           Interest  Mutual Funds                                                              Value
---------------------------------------------------------------------------------------------------------------------------
                   $    137,733,472  Master Large Cap Core Portfolio                                  $         216,972,406
---------------------------------------------------------------------------------------------------------------------------
                                     Total Mutual Funds (Cost - $182,293,052) - 100.2%                          216,972,406
---------------------------------------------------------------------------------------------------------------------------
                                     Total Investments (Cost - $182,293,052)  - 100.2%                          216,972,406

                                     Liabilities in Excess of Other Assets - (0.2%)                                (419,772)
                                                                                                      ---------------------
                                     Net Assets - 100.0%                                              $         216,552,634
                                                                                                      =====================

Master Large Cap Core Portfolio

Schedule of Investments as of July 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
Sector*                  Industry*                         Shares Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary   Auto Components - 1.0%              1,530,000   The Goodyear Tire & Rubber Co. (a)(b)       $   26,637,300
- 15.6%                  ----------------------------------------------------------------------------------------------------------
                         Diversified Consumer Services
                         - 0.6%                                280,000   ITT Educational Services, Inc. (a)              14,350,000
                         ----------------------------------------------------------------------------------------------------------
                         Hotels, Restaurants & Leisure
                         - 1.0%                                780,000   Darden Restaurants, Inc.                        27,066,000
                         ----------------------------------------------------------------------------------------------------------
                         Household Durables - 2.1%             400,000   Lennar Corp. Class A                            26,908,000
                                                                30,000   NVR, Inc. (a)(b)                                28,140,000
                                                                                                                     --------------
                                                                                                                         55,048,000
                         ----------------------------------------------------------------------------------------------------------
                         Media - 0.5%                          160,000   Getty Images, Inc. (a)(b)                       12,920,000
                         ----------------------------------------------------------------------------------------------------------
                         Multiline Retail - 2.3%               520,000   JC Penney Co., Inc.                             29,192,800
                                                               800,000   Nordstrom, Inc.                                 29,608,000
                                                                                                                     --------------
                                                                                                                         58,800,800
                         ----------------------------------------------------------------------------------------------------------
                         Specialty Retail - 8.1%               380,000   Abercrombie & Fitch Co. Class A                 27,379,000
                                                               300,000   Advance Auto Parts (a)                          20,688,000
                                                               830,000   American Eagle Outfitters                       27,348,500
                                                               420,000   Autonation, Inc. (a)                             9,067,800
                                                               280,000   Autozone, Inc. (a)                              27,283,200
                                                                30,000   Best Buy Co., Inc.                               2,298,000
                                                             1,230,000   Circuit City Stores, Inc.                       22,447,500
                                                               780,000   The Gap, Inc.                                   16,465,800
                                                                70,000   Men's Wearhouse, Inc. (a)                        2,517,200
                                                               650,000   Michaels Stores, Inc.                           26,650,000
                                                             1,190,000   Staples, Inc.                                   27,096,300
                                                                                                                     --------------
                                                                                                                        209,241,300
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Consumer Discretionary                   404,063,400
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.5%  Food Products - 1.2%                1,250,000   Archer-Daniels-Midland Co.                      28,675,000
                                                               100,000   Pilgrim's Pride Corp.                            3,785,000
                                                                                                                     --------------
                                                                                                                         32,460,000
                         ----------------------------------------------------------------------------------------------------------
                         Household Products - 0.1%              50,000   Procter & Gamble Co.                             2,781,500
                         ----------------------------------------------------------------------------------------------------------
                         Tobacco - 0.2%                         70,000   Altria Group, Inc.                               4,687,200
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Consumer Staples                          39,928,700
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 16.1%           Oil, Gas & Consumable Fuels           240,000   Amerada Hess Corp.                              28,286,400
                         - 16.1%                               350,000   Anadarko Petroleum Corp.                        30,922,500
                                                               480,000   Burlington Resources, Inc.                      30,772,800
                                                               710,000   ConocoPhillips                                  44,438,900
                                                               570,000   Devon Energy Corp.                              31,971,300
                                                             1,730,000   Exxon Mobil Corp.                              101,637,500
                                                                60,000   Forest Oil Corp. (a)                             2,685,600
                                                               170,000   Kerr-McGee Corp.                                13,635,700
                                                                20,000   Marathon Oil Corp.                               1,167,200
                                                               240,000   Noble Energy, Inc.                              19,802,400
                                                               420,000   Occidental Petroleum Corp.                      34,557,600

Master Large Cap Core Portfolio

Schedule of Investments as of July 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
Sector*                  Industry*                         Shares Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                50,000   Overseas Shipholding Group                  $    3,102,500
                                                               230,000   Sunoco, Inc.                                    28,917,900
                                                               150,000   Tesoro Corp.                                     7,233,000
                                                               370,000   Valero Energy Corp.                             30,628,600
                                                               350,000   Williams Cos., Inc.                              7,434,000
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Energy                                   417,193,900
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 10.8%       Capital Markets - 1.5%                 80,000   The Bear Stearns Cos., Inc.                      8,168,800
                                                               290,000   Lehman Brothers Holdings, Inc.                  30,487,700
                                                                                                                     --------------
                                                                                                                         38,656,500
                         ----------------------------------------------------------------------------------------------------------
                         Commercial Banks - 0.4%               250,000   Bank of America Corp.                           10,900,000
                         ----------------------------------------------------------------------------------------------------------
                         Diversified Financial Services        540,000   Citigroup, Inc.                                 23,490,000
                         - 0.9%
                         ----------------------------------------------------------------------------------------------------------
                         Insurance - 8.0%                      550,000   The Allstate Corp.                              33,693,000
                                                                50,000   American International Group, Inc.               3,010,000
                                                               330,000   Chubb Corp. (b)                                 29,310,600
                                                               650,000   Metlife, Inc.                                   31,941,000
                                                               170,000   The Progressive Corp.                           16,947,300
                                                               500,000   Prudential Financial, Inc.                      33,450,000
                                                               480,000   Safeco Corp.                                    26,371,200
                                                             1,220,000   UnumProvident Corp.                             23,363,000
                                                               225,000   W.R. Berkley Corp.                               8,421,750
                                                                                                                     --------------
                                                                                                                        206,507,850
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Financials                               279,554,350
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 19.3%      Biotechnology - 1.1%                  330,000   Invitrogen Corp. (a)                            28,304,100
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Equipment & Supplies      430,000   Becton Dickinson & Co.                          23,809,100
                         - 0.9%
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Providers & Services      400,000   Aetna, Inc. New Shares                          30,960,000
                         - 11.7%                                70,000   AmerisourceBergen Corp.                          5,025,300
                                                               700,000   Caremark Rx, Inc. (a)                           31,206,000
                                                                50,000   Cerner Corp. (a)(b)                              3,771,000
                                                               260,000   Cigna Corp.                                     27,755,000
                                                               550,000   Express Scripts, Inc. (a)                       28,765,000
                                                               610,000   HCA, Inc.                                       30,042,500
                                                               700,000   Humana, Inc. (a)                                27,895,000
                                                                10,000   Laboratory Corp. of America Holdings (a)           506,700
                                                               660,000   McKesson Corp.                                  29,700,000
                                                               230,000   Pacificare Health Systems (a)(b)                17,526,000
                                                               500,000   Quest Diagnostics                               25,670,000
                                                               770,000   UnitedHealth Group, Inc.                        40,271,000
                                                                70,000   Universal Health Services, Inc. Class B          3,642,800
                                                                                                                     --------------
                                                                                                                        302,736,300
                         ----------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio

Schedule of Investments as of July 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
Sector*                  Industry*                         Shares Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                         Pharmaceuticals - 5.6%                570,000   Barr Pharmaceuticals, Inc. (a)              $   27,029,400
                                                               990,000   Johnson & Johnson                               63,320,400
                                                             2,030,000   Pfizer, Inc.                                    53,795,000
                                                                                                                     --------------
                                                                                                                        144,144,800
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Health Care                              498,994,300
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 5.6%       Aerospace & Defense - 0.7%             90,000   Goodrich Corp.                                   3,981,600
                                                               390,000   Raytheon Co.                                    15,338,700
                                                                                                                     --------------
                                                                                                                         19,320,300
                         ----------------------------------------------------------------------------------------------------------
                         Electrical Equipment - 1.0%           500,000   Rockwell Automation, Inc.                       25,755,000
                         ----------------------------------------------------------------------------------------------------------
                         Industrial Conglomerates - 2.0%     1,490,000   General Electric Co.                            51,405,000
                         ----------------------------------------------------------------------------------------------------------
                         Road & Rail - 1.9%                    560,000   CSX Corp.                                       25,502,400
                                                               470,000   Yellow Roadway Corp. (a)                        24,867,700
                                                                                                                     --------------
                                                                                                                         50,370,100
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Industrials                              146,850,400
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology   Communications Equipment - 1.6%       170,000   Cisco Systems, Inc. (a)                          3,255,500
- 25.4%                                                      1,720,000   Motorola, Inc.                                  36,429,600
                                                                                                                     --------------
                                                                                                                         39,685,100
                         ----------------------------------------------------------------------------------------------------------
                         Computers & Peripherals - 6.4%      1,140,000   Dell, Inc. (a)                                  46,135,800
                                                             1,660,000   Hewlett-Packard Co.                             40,869,200
                                                               650,000   NCR Corp. (a)                                   22,561,500
                                                               680,000   QLogic Corp. (a)                                21,114,000
                                                               180,000   Storage Technology Corp. (a)                     6,611,400
                                                             1,850,000   Western Digital Corp. (a)                       27,731,500
                                                                                                                     --------------
                                                                                                                        165,023,400
                         ----------------------------------------------------------------------------------------------------------
                         Electronic Equipment &                430,000   Jabil Circuit, Inc. (a)(b)                      13,411,700
                         Instruments - 0.5%
                         ----------------------------------------------------------------------------------------------------------
                         IT Services - 2.4%                    530,000   Checkfree Corp. (a)                             17,945,800
                                                               140,000   Computer Sciences Corp. (a)                      6,409,200
                                                               590,000   Fiserv, Inc. (a)(b)                             26,178,300
                                                               640,000   Sabre Holdings Corp. Class A                    12,288,000
                                                                                                                     --------------
                                                                                                                         62,821,300
                         ----------------------------------------------------------------------------------------------------------
                         Semiconductors & Semiconductor      1,840,000   Intel Corp.                                     49,937,600
                         Equipment - 4.5%                      780,000   Lam Research Corp. (a)                          22,191,000
                                                             1,020,000   Nvidia Corp. (a)                                27,601,200
                                                               560,000   Texas Instruments, Inc.                         17,785,600
                                                                                                                     --------------
                                                                                                                        117,515,400
                         ----------------------------------------------------------------------------------------------------------
                         Software - 10.0%                      770,000   Autodesk, Inc.                                  26,326,300
                                                             2,960,000   BEA Systems, Inc. (a)                           26,817,600
                                                               770,000   BMC Software, Inc. (a)                          14,699,300
                                                             1,110,000   Citrix Systems, Inc. (a)                        26,451,300

Master Large Cap Core Portfolio

Schedule of Investments as of July 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
Sector*                  Industry*                         Shares Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                               870,000   Computer Associates International, Inc. (b) $   23,881,500
                                                               590,000   Intuit, Inc. (a)(b)                             28,320,000
                                                               910,000   McAfee, Inc. (a)                                28,574,000
                                                               650,000   Mercury Interactive Corp. (a)                   25,590,500
                                                               920,000   Microsoft Corp.                                 23,561,200
                                                             2,570,000   Oracle Corp. (a)                                34,900,600
                                                                                                                     --------------
                                                                                                                        259,122,300
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Information Technology                   657,579,200
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 3.3%         Chemicals - 2.0%                      410,000   Eastman Chemical Co.                            22,709,900
                                                               440,000   Monsanto Co.                                    29,642,800
                                                                                                                     --------------
                                                                                                                         52,352,700
                         ----------------------------------------------------------------------------------------------------------
                         Containers & Packaging - 0.2%         320,000   Crown Holdings, Inc. (a)                         5,052,800
                         ----------------------------------------------------------------------------------------------------------
                         Metals & Mining - 1.1%                490,000   Nucor Corp.                                     27,170,500
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Materials                                 84,576,000
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - 1.9%         Electric Utilities - 1.5%             110,000   American Electric Power Co., Inc.                4,257,000
                                                               640,000   Edison International                            26,163,200
                                                               360,000   Northeast Utilities                              7,768,800
                                                                                                                     --------------
                                                                                                                         38,189,000
                         ----------------------------------------------------------------------------------------------------------
                         Independent Power Producers &       1,870,000   Dynegy, Inc. Class A (a)(b)                     10,397,200
                         Energy Traders - 0.4%
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Utilities                                 48,586,200
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks
                                                                         (Cost - $2,125,019,550) - 99.5%              2,577,326,450
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Beneficial Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                          $ 16,070,747   Merrill Lynch Liquidity Series, LLC
                                                                         Cash Sweep Series I (c)                         16,070,747
                                                           110,589,800   Merrill Lynch Liquidity Series, LLC
                                                                         Money Market Series (c)(d)                     110,589,800
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities
                                                                         (Cost - $126,660,547) - 4.9%                   126,660,547
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Investments
                                                                         (Cost - $2,251,680,097**)  - 104.4%          2,703,986,997

                                                                         Liabilities in Excess of Other
                                                                         Assets - (4.4%)                               (113,180,605)
                                                                                                                     --------------
                                                                         Net Assets - 100.0%                         $2,590,806,392
                                                                                                                     ==============

* For Portfolio compliance purposes, "Sector" and "Industry" mean any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

Master Large Cap Core Portfolio

Schedule of Investments as of July 31, 2005

** The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 2,269,560,387
                                                                ===============
      Gross unrealized appreciation                             $   473,916,500
      Gross unrealized depreciation                                 (39,489,890)
                                                                ---------------
      Net unrealized appreciation                               $   434,426,610
                                                                ===============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                     Net               Interest
      Affiliate                                    Activity             Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
          Cash Sweep Series I                    $  13,715,579        $  95,500
      Merrill Lynch Liquidity Series, LLC
          Money Market Series                    $ (24,987,500)       $ 117,806
      --------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust

Date: September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust

Date: September 23, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer
    Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust

Date: September 23, 2005